SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION (Details Narrative) - $ / shares	9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019
Number of securities included in computation of basic earnings per share	31,125,869	5,991,283	1,415,550	1,007,338
Exercise price	$ 0	$ 0	$ 0
Warrant [Member]
Number of securities included in computation of basic earnings per share	0	327,338	327,338